Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss from continuing operations		$ (201,903)	$ (211,609)
Less: excess redemption value above carrying value		(42,294)	(22,746)
Net loss from continuing operations, net of excess redemption value		(244,197)	(234,355)
Net loss from discontinued operations		(26,250)	(10,398)
Net loss, net of excess redemption value		(270,447)	(244,753)
Less: Net income (loss) attributable to non-controlling interest		2,917	(6,584)
Net loss attributable to Curaleaf Holdings, Inc., net of excess redemption value		$ (273,364)	$ (238,169)
Per share – basic and diluted
Net loss per share from continuing operations - basic (in dollars per share)	[1],[2]	$ (0.32)	$ (0.31)
Net loss per share from continuing operations - diluted (in dollars per share)	[1],[2]	(0.32)	(0.31)
Net loss per share from discontinued operations - basic (in dollars per share)	[2]	(0.03)	(0.01)
Net loss per share from discontinued operations - diluted (in dollars per share)	[2]	(0.03)	(0.01)
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	[1],[2]	(0.35)	(0.32)
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	[1],[2]	$ (0.35)	$ (0.32)
Denominator:
Basic weighted-average common shares outstanding (in shares)	[2]	762,090,951	740,825,099
Effect of dilutive convertible debt (in shares)		0	4,282,599
Effect of dilutive contingent shares (in shares)		778,000	1,286,713
Pro forma dilutive weighted-average common shares outstanding (in shares)		787,440,392	749,436,666
Stock options
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)		10,096,426	829,853
Restricted stock units
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)		14,475,015	2,212,402

[1]
(1) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for further details.

[2]
(2) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025 and 2024, the calculation of diluted net loss per share for each period presented gives no consideration to potentially anti-dilutive securities; and as such, is the same as basic net loss per share for each period presented.